Consolidated Segment Data (Details) - Schedule of Total Non-current Assets by Geographical Segment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Total Non-current Assets by Geographical Segment [Abstract]
Total non-current assets	$ 21,940,828	$ 25,903,910
Hong Kong and Macau [Member]
Schedule of Total Non-current Assets by Geographical Segment [Abstract]
Total non-current assets	11,762,228	11,234,176
Thailand [Member]
Schedule of Total Non-current Assets by Geographical Segment [Abstract]
Total non-current assets	9,774,623	14,223,714
Other countries [Member]
Schedule of Total Non-current Assets by Geographical Segment [Abstract]
Total non-current assets	$ 403,977	$ 446,020